Ivy Global Natural Resources Fund
Ivy Global Natural Resources Fund
Objective
To seek to provide capital growth and appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Ivy Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions" section on page 173 of the Fund's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page 117 of the Fund's statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Global Natural Resources Fund (USD $)		Class A	Class B		Class C		Class E	Class I	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none		none		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)		none	5.00%	[1]	1.00%	[1]	none	none	none	none
Redemption Fee/Exchange Fee	[2]	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee		none	none		none		20	none	none	none
[1]	For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	As a % of amount redeemed or exchanged within fewer than thirty days.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Global Natural Resources Fund		Class A	Class B	Class C	Class E	Class I	Class R	Class Y
Management Fees		0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.25%	none	0.50%	0.25%
Other Expenses		0.33%	0.40%	0.26%	1.12%	0.21%	0.30%	0.21%
Total Annual Fund Operating Expenses		1.39%	2.21%	2.07%	2.18%	1.02%	1.61%	1.27%
Fee Waiver and/or Expense Reimbursement	[1][2]	none	none	none	0.91%	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.39%	2.21%	2.07%	1.27%	1.02%	1.61%	1.27%
[1]	From August 1, 2011 through July 31, 2012, to the extent that the total annual fund operating expenses of the Class Y shares exceeds the total annual fund operating expenses of the Class A shares, IFDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual fund operating expenses of the Class Y shares do not exceed the total annual fund operating expenses of the Class A shares, as calculated at the end of each month.
[2]	Through July 31, 2012, Ivy Investment Management Company (IICO), the Fund's investment manager, Ivy Funds Distributor, Inc. (IFDI), the Fund's distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund's transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the expenses for Class E shares at 1.27%. Prior to that date, the expense limitation may not be terminated by IICO, IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Ivy Global Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class B	624	991	1,285	2,337
Class C	210	649	1,114	2,400
Class E	717	1,166	1,671	3,053
Class I	104	325	563	1,248
Class R	163	507	875	1,910
Class Y	129	403	697	1,534

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Global Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	708	990	1,292	2,148
Class B	224	691	1,185	2,337
Class C	210	649	1,114	2,400
Class E	717	1,166	1,671	3,053
Class I	104	325	563	1,248
Class R	163	507	875	1,910
Class Y	129	403	697	1,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies

Ivy Global Natural Resources Fund invests, under normal market conditions, at least 80% of its net assets in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include: energy (such as utilities, producers/developers, refiners, service/drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint, tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum, diamonds), and agricultural products (grains and other foods, seeds, fertilizers, water).

The Fund's investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Fund seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and U.S. companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Fund's assets in North America, international exposure may exceed 50% of the Fund's total assets. Exposure to companies in any one particular foreign country other than Canada is typically less than 20% of the Fund's total assets. The Fund also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth, and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Fund may, but is not required to, use a range of derivative instruments to hedge market risk on equity securities, increase exposure to specific sectors or companies, and manage exposure to various foreign currencies. In an effort to achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund may utilize futures on equity indices and/or purchase option contracts on individual equity securities. In seeking to manage foreign currency exposure, the Fund may utilize forward contracts to either increase or decrease exposure to a given currency.

Mackenzie may reduce the Fund's net equity exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs or take long positions in inverse ETFs.

Mackenzie can hedge up to 100% of the Fund's long equity exposure. Generally, it is the Fund's objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is "0% net long." If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Mackenzie projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Mackenzie will accurately measure existing risk.

Principal Investment Risks

As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or investor perceptions about the company.

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Concentration Risk. Because the Fund invests more than 25% of its total assets in the natural resources industry, the Fund's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Fund's performance may be more volatile and may underperform the market as a whole, due to the limited number of issuers of natural resources related securities, than an investment in a portfolio of broad market securities.

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Derivatives Risk. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Mackenzie as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

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Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■	Foreign Currency Risk. The value of the Fund's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.

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Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Fund's performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays.

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Global Natural Resources Industry Risk. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resource companies in complying with environmental and safety regulations, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

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Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

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Liquidity Risk. Generally, a security is liquid if the Fund is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

■	Management Risk. Fund performance is primarily dependent on Mackenzie's skill in evaluating and managing the Fund's portfolio, and the Fund may not perform as well as other similar mutual funds.

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Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund's holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of IICO, undervalued. The value of a security believed by IICO to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund's updated performance.

Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 31.95% (the second quarter of 2009) and the lowest quarterly return was -40.91% (the fourth quarter of 2008). The Class A return for the year through June 30, 2011 was 0.79%.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Ivy Global Natural Resources Fund	1 Year	5 Years	10 Years	Life of Class	Inception Date
Class A	10.15%	6.07%	14.58%
Class A Return After Taxes on Distributions	10.15%	3.84%	13.09%
Class A Return After Taxes on Distributions and Sale of Fund Shares	6.60%	4.42%	12.58%
Class B	11.99%	6.34%	14.32%
Class C	16.07%	6.58%	14.39%
Class E	10.38%			(0.26%)	Apr. 02, 2007
Class I	17.37%			1.94%	Apr. 02, 2007
Class R	16.77%	7.14%		7.08%	Dec. 29, 2005
Class Y	17.19%	7.55%		16.83%	Jul. 24, 2003
Morgan Stanley Commodity Related Index (reflects no deduction for fees, expenses or taxes)	24.05%	13.75%	14.33%
MSCI AC World IMI 55% Energy + 45% Materials Index (reflects no deduction for fees, expenses or taxes)	20.14%	11.15%	13.35%
Lipper Global Natural Resources Funds Universe Average (net of fees and expenses)	13.61%	7.93%	13.85%